Share-Based Payments - Change in Number of Free Shares Outstanding (Detail)				12 Months Ended
	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Number Of Shares Outstanding [line items]
Granted during the period	23,600	16,500	16,500
Free Share [member]
Changes In Number Of Shares Outstanding [line items]
Balance at beginning of period				822,856	1,036,850	1,008,329
Granted during the period				562,853	46,500	310,350
Forfeited during the period				36,525	18,650	24,000
Exercised during the period				776,956	241,844	257,829
Expired during the period				0	0	0
Balance at end of period				572,228	822,856	1,036,850